Revenue and Segment Reporting (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 897,035	¥ 1,447,899	¥ 1,424,234
General adult English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	240,103	690,534	810,218
Overseas training services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	130,567	203,677	223,601
Online English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	289,715	260,263	212,302
Junior English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	130,348	167,924	65,490
Sales of goods [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	93,397	93,454	93,538
Others English language-related services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 12,905	¥ 32,047	¥ 19,085